EQUITY	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5. EQUITY
PBFX had 15,812,500 common units held by the public outstanding as of March 31, 2015. PBF Energy owns 1,284,524 of PBFX's common units and 15,886,553 of PBFX's subordinated units constituting an aggregate of 52.1% of PBFX's limited partner interest. In accordance with the Partnership Agreement, PBF Energy's subordinated units will convert into common units on a one-for-one basis once PBFX has met specified distribution targets and successfully completed other tests set forth in the Partnership Agreement.

Equity Activity
The summarized changes in the carrying amount of our equity during the three months ended March 31, 2015 are as follows:

	Net investment	Common Units - Public	Common Units - PBF	Subordinated Units - PBF	Total
Balance at December 31, 2014	$15,713	$336,369	$(167,787)	$(288,875)	$(104,580)
Quarterly cash distributions to unitholders	—	(5,309)	(424)	(5,243)	(10,976)
Net income	1,053	8,010	651	8,048	17,762
Contribution / (distribution) from / to PBF LLC	(928)	—	1,628	—	700
Unit-based compensation expense	—	930	—	—	930
Balance at March 31, 2015	$15,838	$340,000	$(165,932)	$(286,070)	$(96,164)

Allocations of Net Income
The Partnership Agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, the Partnership Agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to PBF LLC.

Cash distributions
PBFX's partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive. On March 4, 2015, we paid a quarterly cash distribution, based on the results of the fourth quarter of 2014, totaling $10,885, or $0.33 per unit to unitholders of record on February 23, 2015.
The allocation of total quarterly cash distributions to general and limited partners is as follows for the three months ended March 31, 2015. The Partnership's distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned:

Three months ended March 31, 2015
Incentive distribution rights - PBF LLC	$29
Limited partners’ distributions:
Common – public	5,631
Common – PBF LLC	450
Subordinated – PBF LLC	5,560
Total limited partners’ distributions	11,670
Total cash distributions (1)	$11,574
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(1) Excludes phantom unit distributions which are accrued and paid upon vesting.